Supplement dated June 15, 2021
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus Dated	SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Disciplined Core Fund	5/1/2021	5/1/2021
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Peter Albanese	Senior Portfolio Manager	Co-Portfolio Manager	2014
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	June 2021
The rest of the section remains the same.
Effective immediately, the information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Peter Albanese	Senior Portfolio Manager	Co-Portfolio Manager	2014
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	June 2021
Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007.  Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.
Mr. Albanese joined the Investment Manager in August 2014. Mr. Albanese began his investment career in 1991 and earned a B.S. from Stony Brook University and an M.B.A. from the Stern School of Business at New York University.
Mr. Nusinzon joined the Investment Manager in October 2020. Prior to joining the Investment Manager, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.
The rest of the section remains the same.
S-2005-2 A (6/21)

Effective immediately, the information under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2020, unless otherwise noted
VP – Disciplined Core Fund	Peter Albanese	6 RICs 1 PIV 59 other accounts	$7.25 billion $31.96 million $5.86 billion	1 other account ($290.33 M)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	6 RICs 21 other accounts	$7.25 billion $5.86 billion	1 other account ($290.33 M)
	Oleg Nusinzon(g)	7 other accounts	$0.97 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

S-2005-2 A (6/21)

Supplement dated June 15, 2021
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus Dated	SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Core Equity Fund	5/1/2021	5/1/2021
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Peter Albanese	Senior Portfolio Manager	Co-Portfolio Manager	2014
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	June 2021
The rest of the section remains the same.
Effective immediately, the information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2019
Peter Albanese	Senior Portfolio Manager	Co-Portfolio Manager	2014
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	June 2021
Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007.  Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.
Mr. Albanese joined the Investment Manager in August 2014. Mr. Albanese began his investment career in 1991 and earned a B.S. from Stony Brook University and an M.B.A. from the Stern School of Business at New York University.
Mr. Nusinzon joined the Investment Manager in October 2020. Prior to joining the Investment Manager, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.
The rest of the section remains the same.
S-6347-10 A (6/21)

Effective immediately, the information under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2020, unless otherwise noted
VP – Core Equity Fund	Peter Albanese	6 RICs 1 PIV 59 other accounts	$12.10 billion $31.96 million $5.86 billion	1 other account ($290.33 M)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	6 RICs 21 other accounts	$12.10 billion $5.86 billion	1 other account ($290.33 M)
	Oleg Nusinzon(g)	7 other accounts	$0.97 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6347-10 A (6/21)